share-based compensation - TELUS Corp restricted stock units vesting year (Details)	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
First year
share-based compensation
Fixed cost per restricted stock units | $	$ 45.53
2 years hence
share-based compensation
Fixed cost per restricted stock units | $	$ 48.71
Restricted stock units without market performance conditions share-based compensation
Number of non-vested restricted stock units	3,193,520	3,481,916	3,390,979
Fix-cost restricted stock units
share-based compensation
Number of non-vested restricted stock units	2,808,690
Fix-cost restricted stock units | First year
share-based compensation
Number of non-vested restricted stock units	1,439,418
Fix-cost restricted stock units | 2 years hence
share-based compensation
Number of non-vested restricted stock units	1,369,272
Variable-cost restricted stock units
share-based compensation
Number of non-vested restricted stock units	589,177
Variable-cost restricted stock units | First year
share-based compensation
Number of non-vested restricted stock units	219,443
Variable-cost restricted stock units | 2 years hence
share-based compensation
Number of non-vested restricted stock units	369,734
Restricted stock units without market performance conditions vesting in 2018 and 2019 share-based compensation
Number of non-vested restricted stock units	3,397,867
Restricted stock units without market performance conditions vesting in 2018 and 2019 | First year
share-based compensation
Number of non-vested restricted stock units	1,658,861
Restricted stock units without market performance conditions vesting in 2018 and 2019 | 2 years hence
share-based compensation
Number of non-vested restricted stock units	1,739,006